INVESTOR FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2001

                                                                [One Group Logo]

                               ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND ONE GROUP(R) INVESTOR BALANCED FUND
                               ONE GROUP(R) INVESTOR GROWTH & INCOME FUND
                               ONE GROUP(R) INVESTOR GROWTH FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2001

Schedules of Portfolio Investments .........................    2
Statements of Assets and Liabilities .......................    6
Statements of Operations ...................................    7
Statements of Changes in Net Assets ........................    8
Schedules of Capital Stock Activity ........................   10
Financial Highlights .......................................   12
Notes to Financial Statements ..............................   20

One Group Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES (99.8%):
2,330    One Group Bond Fund, Class I ..........  $ 25,025
  912    One Group Diversified Equity Fund,
           Class I .............................    11,201
  451    One Group Diversified International
           Fund, Class I .......................     5,474
  334    One Group Diversified Mid Cap Fund,
           Class I .............................     5,681
  904    One Group Equity Income Fund, Class
           I ...................................    16,121
3,104    One Group Government Bond Fund, Class
           I ...................................    31,194
2,307    One Group High Yield Bond Fund, Class
           I ...................................    18,223
4,004    One Group Income Bond Fund, Class I ...    31,189
2,386    One Group Intermediate Bond Fund, Class
           I ...................................    25,406
  187    One Group International Equity Index
           Fund, Class I .......................     2,663

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
1,139    One Group Large Cap Growth Fund, Class
           I ...................................  $ 17,787
1,229    One Group Large Cap Value Fund, Class
           I ...................................    17,473
  259    One Group Mid Cap Growth Fund, Class
           I ...................................     5,444
  368    One Group Mid Cap Value Fund, Class
           I ...................................     5,545
7,340    One Group Prime Money Market Fund,
           Class I .............................     7,340
2,455    One Group Short-Term Bond Fund, Class
           I ...................................    26,269
1,602    One Group Ultra Short-Term Bond Fund,
           Class I .............................    15,815
                                                  --------
  Total Investment Companies                       267,850
                                                  --------
Total (Cost $275,904)(a)                          $267,850
                                                  ========

------------
Percentages indicated are based on net assets of $268,403.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  4,761
                   Unrealized depreciation......................   (12,815)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ (8,054)
                                                                  ========

   Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

One Group Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES (100.7%):
5,903    One Group Bond Fund, Class I ..........  $ 63,403
6,935    One Group Diversified Equity Fund,
           Class I .............................    85,165
1,813    One Group Diversified International
           Fund, Class I .......................    22,009
2,182    One Group Diversified Mid Cap Fund,
           Class I .............................    37,095
1,217    One Group Equity Income Fund, Class
           I ...................................    21,715
5,977    One Group Government Bond Fund, Class
           I ...................................    60,069
8,024    One Group High Yield Bond Fund, Class
           I ...................................    63,388
10,412   One Group Income Bond Fund, Class I ...    81,111
2,521    One Group Intermediate Bond Fund, Class
           I ...................................    26,853
1,516    One Group International Equity Index
           Fund, Class I .......................    21,604
3,406    One Group Large Cap Growth Fund, Class
           I ...................................    53,168

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
3,647    One Group Large Cap Value Fund, Class
           I ...................................  $ 51,861
1,875    One Group Mid Cap Growth Fund, Class
           I ...................................    39,462
2,539    One Group Mid Cap Value Fund, Class
           I ...................................    38,281
9,572    One Group Prime Money Market Fund,
           Class I .............................     9,572
1,327    One Group Short-Term Bond Fund, Class
           I ...................................    14,198
  753    One Group Small Cap Growth Fund, Class
           I ...................................     7,656
  406    One Group Small Cap Value Fund, Class
           I ...................................     8,062
1,444    One Group Ultra Short-Term Bond Fund,
           Class I .............................    14,253
                                                  --------
  Total Investment Companies                       718,925
                                                  --------
Total (Cost $749,590)(a)                          $718,925
                                                  ========

------------
Percentages indicated are based on net assets of $714,237.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 18,265
                   Unrealized depreciation......................   (48,930)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(30,665)
                                                                  ========

   Aggregate cost for federal income tax purposes is substantially the same. See notes to financial statements.

One Group Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
INVESTMENT COMPANIES (99.1%):
4,783    One Group Bond Fund, Class I .........  $   51,367
11,152   One Group Diversified Equity Fund,
           Class I ............................     136,943
4,390    One Group Diversified International
           Fund, Class I ......................      53,292
3,721    One Group Diversified Mid Cap Fund,
           Class I ............................      63,259
3,788    One Group Government Bond Fund, Class
           I ..................................      38,065
10,420   One Group High Yield Bond Fund, Class
           I ..................................      82,318
8,638    One Group Income Bond Fund, Class
           I ..................................      67,288
  965    One Group Intermediate Bond Fund,
           Class I ............................      10,280
2,218    One Group International Equity Index
           Fund, Class I ......................      31,604
8,092    One Group Large Cap Growth Fund, Class
           I ..................................     126,312

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   --------------------------------------  ----------
INVESTMENT COMPANIES, CONTINUED:
9,612    One Group Large Cap Value Fund, Class
           I ..................................  $  136,680
3,504    One Group Mid Cap Growth Fund, Class
           I ..................................      73,759
4,917    One Group Mid Cap Value Fund, Class
           I ..................................      74,144
    0    One Group Prime Money Market Fund,
           Class I ............................           0
  969    One Group Short-Term Bond Fund, Class
           I ..................................      10,363
3,105    One Group Small Cap Growth Fund, Class
           I ..................................      31,574
1,589    One Group Small Cap Value Fund, Class
           I ..................................      31,589
1,054    One Group Ultra Short-Term Bond Fund,
           Class I ............................      10,401
                                                 ----------
  Total Investment Companies                      1,029,238
                                                 ----------
Total (Cost $1,122,479)(a)                       $1,029,238
                                                 ==========

------------
Percentages indicated are based on net assets of $1,038,422.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  27,088
                   Unrealized depreciation......................   (120,329)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $ (93,241)
                                                                  =========

   Aggregate cost for federal income tax purposes is substantially the same.

   Amounts shown as 0 rounded to less than 1,000.

See notes to financial statements.

One Group Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES (99.9%):
  570    One Group Bond Fund, Class I ..........  $  6,124
7,829    One Group Diversified Equity Fund,
           Class I .............................    96,146
3,454    One Group Diversified International
           Fund, Class I .......................    41,931
4,167    One Group Diversified Mid Cap Fund,
           Class I .............................    70,834
3,354    One Group High Yield Bond Fund, Class
           I ...................................    26,499
1,726    One Group Income Bond Fund, Class I ...    13,447
2,431    One Group International Equity Index
           Fund, Class I .......................    34,641
6,616    One Group Large Cap Growth Fund, Class
           I ...................................   103,275

                                                   MARKET
SHARES            SECURITY DESCRIPTION             VALUE
------   ---------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
7,760    One Group Large Cap Value Fund, Class
           I ...................................  $110,350
3,009    One Group Mid Cap Growth Fund, Class
           I ...................................    63,343
4,273    One Group Mid Cap Value Fund, Class
           I ...................................    64,443
18,133   One Group Prime Money Market Fund,
           Class I .............................    18,133
2,846    One Group Small Cap Growth Fund, Class
           I ...................................    28,939
1,466    One Group Small Cap Value Fund, Class
           I ...................................    29,143
                                                  --------
  Total Investment Companies                       707,248
                                                  --------
Total (Cost $780,228)(a)                          $707,248
                                                  ========

------------
Percentages indicated are based on net assets of $707,669.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 21,710
                   Unrealized depreciation......................   (94,690)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(72,980)
                                                                  ========

   Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2001
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                                INVESTOR      INVESTOR     INVESTOR     INVESTOR
                                                              CONSERVATIVE    BALANCED     GROWTH &      GROWTH
                                                              GROWTH FUND       FUND      INCOME FUND     FUND
                                                              ------------    --------    -----------   --------
ASSETS:
Investments, at cost .......................................    $275,904      $749,590    $1,122,479    $780,228
Unrealized appreciation (depreciation) from investments ....      (8,054)      (30,665)      (93,241)    (72,980)
                                                                --------      --------    ----------    --------
Investments, at value ......................................     267,850       718,925     1,029,238     707,248
Cash .......................................................          --            --            44          78
Distributions receivable ...................................       1,148         2,742         3,204       1,568
Receivable for capital shares issued .......................         816           642         3,220         891
Receivable from brokers for investments sold ...............          --            --        13,250          --
Prepaid expenses ...........................................           1             1             2           1
                                                                --------      --------    ----------    --------
Total Assets ...............................................     269,815       722,310     1,048,958     709,786
                                                                --------      --------    ----------    --------
LIABILITIES:
Short term line of credit payable ..........................          --            --         4,600          --
Dividends payable ..........................................         957         7,188         4,539         710
Payable for capital shares redeemed ........................         202           275           505         906
Accrued expenses and other payables:
  Investment advisory fees .................................          11            31            45           6
  Administration fees ......................................          74            91           146          30
  Distribution fees ........................................         141           398           522         426
  Other ....................................................          27            90           179          39
                                                                --------      --------    ----------    --------
Total Liabilities ..........................................       1,412         8,073        10,536       2,117
                                                                --------      --------    ----------    --------
NET ASSETS:
Capital ....................................................     277,487       756,046     1,142,864     784,136
Undistributed (distributions in excess of) net investment
  income ...................................................          (3)           (9)          (12)         (8)
Accumulated undistributed net realized gains (losses) from
  investment transactions and distributions from investment
  company affiliates .......................................      (1,027)      (11,135)      (11,189)     (3,479)
Net unrealized appreciation (depreciation) from
  investments ..............................................      (8,054)      (30,665)      (93,241)    (72,980)
                                                                --------      --------    ----------    --------
Net Assets .................................................    $268,403      $714,237    $1,038,422    $707,669
                                                                ========      ========    ==========    ========
NET ASSETS:
  Class I ..................................................    $ 57,326      $ 49,760    $  161,123    $ 47,593
  Class A ..................................................      57,141       259,630       350,571     200,635
  Class B ..................................................     145,218       385,300       504,947     439,095
  Class C ..................................................       8,718        19,547        21,781      20,346
                                                                --------      --------    ----------    --------
Total ......................................................    $268,403      $714,237    $1,038,422    $707,669
                                                                ========      ========    ==========    ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................       5,448         4,495        13,908       3,924
  Class A ..................................................       5,443        23,458        29,980      16,650
  Class B ..................................................      13,827        34,851        43,350      36,327
  Class C ..................................................         831         1,776         1,886       1,704
                                                                --------      --------    ----------    --------
Total ......................................................      25,549        64,580        89,124      58,605
                                                                ========      ========    ==========    ========
Net Asset Value
  Class I -- Offering and redemption price per share .......    $  10.52      $  11.07    $    11.58    $  12.13
                                                                ========      ========    ==========    ========
  Class A -- Redemption price per share ....................    $  10.50      $  11.07    $    11.69    $  12.05
                                                                ========      ========    ==========    ========
      Maximum sales charge .................................        5.25%         5.25%         5.25%       5.25%
                                                                ========      ========    ==========    ========
      Maximum offering price per share (100%/(100% - maximum
        sales charge) of net asset value adjusted to the
        nearest cent) ......................................    $  11.08      $  11.68    $    12.34    $  12.72
                                                                ========      ========    ==========    ========
  Class B -- Offering price per share (a) ..................    $  10.50      $  11.06    $    11.65    $  12.09
                                                                ========      ========    ==========    ========
  Class C -- Offering price per share (a) ..................    $  10.49      $  11.00    $    11.55    $  11.94
                                                                ========      ========    ==========    ========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                               INVESTOR     INVESTOR    INVESTOR     INVESTOR
                                                             CONSERVATIVE   BALANCED    GROWTH &      GROWTH
                                                             GROWTH FUND      FUND     INCOME FUND     FUND
                                                             ------------   --------   -----------   --------
INVESTMENT INCOME:
Distribution income from affiliates .......................    $ 5,945      $ 14,400    $ 16,253     $  7,258
                                                               -------      --------    --------     --------
EXPENSES:
Investment advisory fees ..................................         64           176         257          169
Administration fees .......................................        127           328         445          316
Distribution fees (Class A) ...............................         90           446         647          331
Distribution fees (Class B) ...............................        692         1,878       2,428        2,090
Distribution fees (Class C) ...............................         40            92          97           91
Custodian fees ............................................          1             1           2            1
Legal and audit fees ......................................          4             4           6            5
Trustees' fees and expenses ...............................          1             4           5            4
Transfer agent fees .......................................         44           158         299          364
Registration and filing fees ..............................         24            42          56           62
Printing and mailing costs ................................         17            45          65           60
Other .....................................................          3             6           7            5
                                                               -------      --------    --------     --------
Total expenses before waivers .............................      1,107         3,180       4,314        3,498
Less waivers (a) ..........................................        (34)         (146)       (231)        (349)
                                                               -------      --------    --------     --------
Net Expenses ..............................................      1,073         3,034       4,083        3,149
                                                               -------      --------    --------     --------
Net Investment Income .....................................      4,872        11,366      12,170        4,109
                                                               -------      --------    --------     --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions ............................................       (510)       (8,604)     (2,269)        (362)
Distributions of realized gains by investment company
  affiliates ..............................................      1,435         4,979       9,067        8,387
Net change in unrealized appreciation (depreciation) from
  investments in affiliates ...............................     (4,160)      (17,143)    (52,349)     (48,057)
                                                               -------      --------    --------     --------
Net realized/unrealized gains (losses) from investment
  transactions ............................................     (3,235)      (20,768)    (45,551)     (40,032)
                                                               -------      --------    --------     --------
Change in net assets resulting from operations ............    $ 1,637      $ (9,402)   $(33,381)    $(35,923)
                                                               =======      ========    ========     ========

------------
(a) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                         INVESTOR CONSERVATIVE             INVESTOR
                                                              GROWTH FUND                BALANCED FUND
                                                        ------------------------    -----------------------
                                                         SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                                           ENDED         ENDED         ENDED        ENDED
                                                        DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,
                                                            2001          2001          2001         2001
                                                        ------------    --------    ------------   --------
                                                        (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income ...........................    $  4,872      $  8,842      $ 11,366     $ 20,993
     Net realized gains (losses) from investment
       transactions ..................................        (510)       (1,291)       (8,604)      (2,957)
     Distributions of realized gains by investment
       company affiliates ............................       1,435         3,233         4,979       11,645
     Net change in unrealized appreciation
       (depreciation) from investments ...............      (4,160)       (4,398)      (17,143)     (38,809)
                                                          --------      --------      --------     --------
Change in net assets resulting from operations .......       1,637         6,386        (9,402)      (9,128)
                                                          --------      --------      --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income ......................      (1,249)       (2,499)       (1,006)      (2,138)
     From net realized gains .........................        (209)       (1,228)         (191)      (2,394)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income ......................      (1,096)       (1,603)       (4,619)      (8,675)
     From net realized gains .........................        (206)         (822)         (867)     (10,013)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income ......................      (2,384)       (4,490)       (5,456)      (9,705)
     From net realized gains .........................        (527)       (2,842)       (1,293)     (13,799)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
     From net investment income ......................        (139)         (257)         (276)        (495)
     From net realized gains .........................         (32)         (170)          (65)        (740)
                                                          --------      --------      --------     --------
Change in net assets from shareholder distributions...      (5,842)      (13,911)      (13,773)     (47,959)
                                                          --------      --------      --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions .......      36,199        35,282        42,060      161,489
                                                          --------      --------      --------     --------
Change in net assets .................................      31,994        27,757        18,885      104,402
NET ASSETS:
     Beginning of period .............................     236,409       208,652       695,352      590,950
                                                          --------      --------      --------     --------
     End of period ...................................    $268,403      $236,409      $714,237     $695,352
                                                          ========      ========      ========     ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                           INVESTOR GROWTH                 INVESTOR
                                                            & INCOME FUND                 GROWTH FUND
                                                      --------------------------    -----------------------
                                                       SIX MONTHS        YEAR        SIX MONTHS      YEAR
                                                         ENDED          ENDED          ENDED        ENDED
                                                      DECEMBER 31,     JUNE 30,     DECEMBER 31,   JUNE 30,
                                                          2001           2001           2001         2001
                                                      ------------    ----------    ------------   --------
                                                      (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income .........................   $   12,170     $   24,610      $  4,109     $  8,850
     Net realized gains (losses) from investment
       transactions ................................       (2,269)        (4,118)         (362)        (706)
     Distributions of realized gains by investment
       company affiliates ..........................        9,067         28,259         8,387       23,903
     Net change in unrealized appreciation
       (depreciation) from investments .............      (52,349)       (91,114)      (48,057)     (77,200)
                                                       ----------     ----------      --------     --------
Change in net assets resulting from operations .....      (33,381)       (42,363)      (35,923)     (45,153)
                                                       ----------     ----------      --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income ....................       (2,299)        (5,800)         (461)      (1,241)
     From net realized gains .......................       (1,215)       (11,759)         (614)      (5,754)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income ....................       (4,840)        (9,533)       (1,595)      (2,596)
     From net realized gains .......................       (2,885)       (18,489)       (2,544)     (12,620)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income ....................       (4,812)        (8,941)       (1,966)      (4,273)
     From net realized gains .......................       (3,834)       (23,333)       (5,555)     (27,373)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
     From net investment income ....................         (205)          (362)          (87)        (232)
     From net realized gains .......................         (160)        (1,021)         (251)      (1,510)
                                                       ----------     ----------      --------     --------
Change in net assets from shareholder
  distributions ....................................      (20,250)       (79,238)      (13,073)     (55,599)
                                                       ----------     ----------      --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions .....       52,976        275,336        57,660      264,259
                                                       ----------     ----------      --------     --------
Change in net assets ...............................         (655)       153,735         8,664      163,507
NET ASSETS:
     Beginning of period ...........................    1,039,077        885,342       699,005      535,498
                                                       ----------     ----------      --------     --------
     End of period .................................   $1,038,422     $1,039,077      $707,669     $699,005
                                                       ==========     ==========      ========     ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                               INVESTOR CONSERVATIVE             INVESTOR
                                                                    GROWTH FUND                BALANCED FUND
                                                              ------------------------    -----------------------
                                                               SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                                                 ENDED         ENDED         ENDED        ENDED
                                                              DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,
                                                                  2001          2001          2001         2001
                                                              ------------    --------    ------------   --------
                                                              (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued ..............................    $  7,537      $24,317       $  6,002     $ 19,785
  Dividends reinvested .....................................         778        2,765            989        1,726
  Cost of shares redeemed ..................................      (8,407)     (19,108)       (15,741)     (12,437)
                                                                --------      --------      --------     --------
  Change in net assets from Class I capital transactions ...    $    (92)     $ 7,974       $ (8,750)    $  9,074
                                                                ========      ========      ========     ========
CLASS A SHARES:
  Proceeds from shares issued ..............................    $ 23,213      $19,089       $ 50,217     $100,012
  Dividends reinvested .....................................       1,163        2,298          4,327       17,118
  Cost of shares redeemed ..................................      (6,132)     (11,721)       (36,108)     (65,818)
                                                                --------      --------      --------     --------
  Change in net assets from Class A capital transactions ...    $ 18,244      $ 9,666       $ 18,436     $ 51,312
                                                                ========      ========      ========     ========
CLASS B SHARES:
  Proceeds from shares issued ..............................    $ 26,585      $33,262       $ 56,413     $129,013
  Dividends reinvested .....................................       2,707        7,011          5,240       22,502
  Cost of shares redeemed ..................................     (12,754)     (22,993)       (32,008)     (53,262)
                                                                --------      --------      --------     --------
  Change in net assets from Class B capital transactions ...    $ 16,538      $17,280       $ 29,645     $ 98,253
                                                                ========      ========      ========     ========
CLASS C SHARES:
  Proceeds from shares issued ..............................    $  2,086      $ 2,739       $  4,133     $  6,809
  Dividends reinvested .....................................         146          404            247        1,192
  Cost of shares redeemed ..................................        (723)      (2,781)        (1,651)      (5,151)
                                                                --------      --------      --------     --------
  Change in net assets from Class C capital transactions ...    $  1,509      $   362       $  2,729     $  2,850
                                                                ========      ========      ========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ...................................................         714        2,229            547        1,686
  Reinvested ...............................................          74          252             90          139
  Redeemed .................................................        (793)      (1,742)        (1,425)      (1,031)
                                                                --------      --------      --------     --------
  Change in Class I Shares .................................          (5)         739           (788)         794
                                                                ========      ========      ========     ========
CLASS A SHARES:
  Issued ...................................................       2,203        1,754          4,533        8,418
  Reinvested ...............................................         110          210            392        1,419
  Redeemed .................................................        (581)      (1,073)        (3,311)      (5,536)
                                                                --------      --------      --------     --------
  Change in Class A Shares .................................       1,732          891          1,614        4,301
                                                                ========      ========      ========     ========
CLASS B SHARES:
  Issued ...................................................       2,529        3,071          5,113       10,909
  Reinvested ...............................................         257          640            475        1,865
  Redeemed .................................................      (1,216)      (2,101)        (2,920)      (4,480)
                                                                --------      --------      --------     --------
  Change in Class B Shares .................................       1,570        1,610          2,668        8,294
                                                                ========      ========      ========     ========
CLASS C SHARES:
  Issued ...................................................         199          252            376          573
  Reinvested ...............................................          14           37             22           99
  Redeemed .................................................         (69)        (254)          (151)        (434)
                                                                --------      --------      --------     --------
  Change in Class C Shares .................................         144           35            247          238
                                                                ========      ========      ========     ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                                   INVESTOR GROWTH                INVESTOR
                                                                    & INCOME FUND                GROWTH FUND
                                                              -------------------------    -----------------------
                                                               SIX MONTHS       YEAR        SIX MONTHS      YEAR
                                                                 ENDED          ENDED         ENDED        ENDED
                                                              DECEMBER 31,    JUNE 30,     DECEMBER 31,   JUNE 30,
                                                                  2001          2001           2001         2001
                                                              ------------    ---------    ------------   --------
                                                              (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued ..............................    $ 19,958      $  45,399      $ 4,443      $ 13,795
  Dividends reinvested .....................................       3,345         16,456          734         6,177
  Cost of shares redeemed ..................................     (14,540)       (83,386)      (7,055)      (29,117)
                                                                --------      ---------      -------      --------
  Change in net assets from Class I capital transactions ...    $  8,763      $ (21,531)     $(1,878)     $ (9,145)
                                                                ========      =========      =======      ========
CLASS A SHARES:
  Proceeds from shares issued ..............................    $ 60,106      $ 162,931      $33,489      $101,029
  Dividends reinvested .....................................       7,466         27,192        3,663        15,271
  Cost of shares redeemed ..................................     (70,735)       (74,814)     (19,897)      (32,715)
                                                                --------      ---------      -------      --------
  Change in net assets from Class A capital transactions ...    $ (3,163)     $ 115,309      $17,255      $ 83,585
                                                                ========      =========      =======      ========
CLASS B SHARES:
  Proceeds from shares issued ..............................    $ 74,260      $ 208,073      $61,986      $203,068
  Dividends reinvested .....................................       8,244         31,392        7,303        31,483
  Cost of shares redeemed ..................................     (39,489)       (61,530)     (29,755)      (47,300)
                                                                --------      ---------      -------      --------
  Change in net assets from Class B capital transactions ...    $ 43,015      $ 177,935      $39,534      $187,251
                                                                ========      =========      =======      ========
CLASS C SHARES:
  Proceeds from shares issued ..............................    $  5,829      $   7,032      $ 4,683      $  5,420
  Dividends reinvested .....................................         308          1,355          298         1,689
  Cost of shares redeemed ..................................      (1,776)        (4,764)      (2,232)       (4,541)
                                                                --------      ---------      -------      --------
  Change in net assets from Class C capital transactions ...    $  4,361      $   3,623      $ 2,749      $  2,568
                                                                ========      =========      =======      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ...................................................       1,732          3,495          374           969
  Reinvested ...............................................         294          1,249           63           428
  Redeemed .................................................      (1,253)        (6,566)        (586)       (2,117)
                                                                --------      ---------      -------      --------
  Change in Class I Shares .................................         773         (1,822)        (149)         (720)
                                                                ========      =========      =======      ========
CLASS A SHARES:
  Issued ...................................................       5,158         12,563        2,816         7,292
  Reinvested ...............................................         652          2,054          315         1,072
  Redeemed .................................................      (6,081)        (5,796)      (1,679)       (2,375)
                                                                --------      ---------      -------      --------
  Change in Class A Shares .................................        (271)         8,821        1,452         5,989
                                                                ========      =========      =======      ========
CLASS B SHARES:
  Issued ...................................................       6,407         16,070        5,173        14,622
  Reinvested ...............................................         723          2,379          622         2,197
  Redeemed .................................................      (3,467)        (4,788)      (2,520)       (3,452)
                                                                --------      ---------      -------      --------
  Change in Class B Shares .................................       3,663         13,661        3,275        13,367
                                                                ========      =========      =======      ========
CLASS C SHARES:
  Issued ...................................................         507            546          396           399
  Reinvested ...............................................          27            103           26           119
  Redeemed .................................................        (156)          (369)        (188)         (325)
                                                                --------      ---------      -------      --------
  Change in Class C Shares .................................         378            280          234           193
                                                                ========      =========      =======      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED
                                  NET ASSET                AND UNREALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET           NET
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)............   $10.71       $0.23          $(0.15)        $ 0.08       $(0.23)      $(0.04)        $(0.27)
  Year Ended June 30, 2001......    11.09        0.52           (0.11)          0.41        (0.52)       (0.27)         (0.79)
  Year Ended June 30, 2000......    11.20        0.52           (0.03)          0.49        (0.52)       (0.08)         (0.60)
  Year Ended June 30, 1999......    11.06        0.47            0.28           0.75        (0.48)       (0.13)         (0.61)
  Year Ended June 30, 1998......    10.33        0.46            0.82           1.28        (0.45)       (0.10)         (0.55)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.26            0.33           0.59        (0.26)          --          (0.26)
INVESTOR BALANCED FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)............    11.44        0.23           (0.35)         (0.12)       (0.21)       (0.04)         (0.25)
  Year Ended June 30, 2001......    12.52        0.46           (0.53)         (0.07)       (0.46)       (0.55)         (1.01)
  Year Ended June 30, 2000......    12.24        0.53            0.27           0.80        (0.49)       (0.03)         (0.52)
  Year Ended June 30, 1999......    11.81        0.47            0.79           1.26        (0.51)       (0.32)         (0.83)
  Year Ended June 30, 1998......    10.63        0.37            1.39           1.76        (0.36)       (0.22)         (0.58)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.21            0.63           0.84        (0.21)          --          (0.21)
INVESTOR GROWTH & INCOME FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)............    12.21        0.17           (0.54)         (0.37)       (0.17)       (0.09)         (0.26)
  Year Ended June 30, 2001......    13.84        0.42           (0.86)         (0.44)       (0.40)       (0.79)         (1.19)
  Year Ended June 30, 2000......    13.29        0.43            0.63           1.06        (0.42)       (0.09)         (0.51)
  Year Ended June 30, 1999......    12.57        0.35            1.32           1.67        (0.48)       (0.47)         (0.95)
  Year Ended June 30, 1998......    10.93        0.25            1.92           2.17        (0.25)       (0.28)         (0.53)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.15            0.93           1.08        (0.15)          --          (0.15)
INVESTOR GROWTH FUND (CLASS I)
  Six Months Ended December 31,
    2001 (Unaudited)............    13.06        0.12           (0.77)         (0.65)       (0.12)       (0.16)         (0.28)
  Year Ended June 30, 2001......    15.33        0.32           (1.15)         (0.83)       (0.25)       (1.19)         (1.44)
  Year Ended June 30, 2000......    14.39        0.40            1.04           1.44        (0.34)       (0.16)         (0.50)
  Year Ended June 30, 1999......    13.39        0.32            1.77           2.09        (0.43)       (0.66)         (1.09)
  Year Ended June 30, 1998......    11.25        0.12            2.49           2.61        (0.12)       (0.35)         (0.47)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.09            1.25           1.34        (0.09)          --          (0.09)

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTARY DATA
                                             ------------------------------------------------------------------------------------
                                                                                         RATIO OF
                                 NET ASSET                NET ASSETS,    RATIO OF     NET INVESTMENT    RATIO OF
                                  VALUE,                    END OF      EXPENSES TO     INCOME TO      EXPENSES TO
                                  END OF     TOTAL          PERIOD        AVERAGE        AVERAGE         AVERAGE      PORTFOLIO
                                  PERIOD     RETURN         (000'S)     NET ASSETS      NET ASSETS     NET ASSETS*   TURNOVER (a)
                                 ---------   ------       -----------   -----------   --------------   -----------   ------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
I)
Six Months Ended December 31,
  2001 (Unaudited).............   $10.52      0.79%(b)     $ 57,326        0.22%(c)        4.41%(c)       0.22%(c)       2.34%
Year Ended June 30, 2001.......    10.71      3.73           58,396        0.20            4.71           0.20           7.82
Year Ended June 30, 2000.......    11.09      4.52           52,294        0.20            4.66           0.23          23.76
Year Ended June 30, 1999.......    11.20      7.01           37,131        0.20            4.31           0.32           9.73
Year Ended June 30, 1998.......    11.06     12.70           30,352        0.20            4.43           0.56           3.22
December 10, 1996 to June 30,
  1997 (d).....................    10.33      6.00(b)        15,038        0.20(c)         4.92(c)        1.46(c)       28.46
INVESTOR BALANCED FUND (CLASS I)
Six Months Ended December 31,
  2001 (Unaudited).............    11.07     (0.99)(b)       49,760        0.21(c)         3.79(c)        0.21(c)        7.24
Year Ended June 30, 2001.......    11.44     (0.70)          60,442        0.20            3.94           0.20           7.13
Year Ended June 30, 2000.......    12.52      6.69           56,229        0.20            4.10           0.22          20.99
Year Ended June 30, 1999.......    12.24     11.16           84,447        0.20            3.85           0.26          13.51
Year Ended June 30, 1998.......    11.81     17.02           93,557        0.20            3.31           0.32           9.71
December 10, 1996 to June 30,
  1997 (d).....................    10.63      8.48(b)        72,155        0.20(c)         3.84(c)        0.56(c)       12.20
INVESTOR GROWTH & INCOME FUND (CLASS I)
Six Months Ended December 31,
  2001 (Unaudited).............    11.58     (2.93)(b)      161,123        0.21(c)         2.96(c)        0.21(c)        5.09
Year Ended June 30, 2001.......    12.21     (3.51)         160,441        0.20            3.19           0.20           6.15
Year Ended June 30, 2000.......    13.84      8.10          207,040        0.20            3.14           0.22          21.50
Year Ended June 30, 1999.......    13.29     14.11          209,770        0.20            3.70           0.27          17.87
Year Ended June 30, 1998.......    12.57     20.34           98,060        0.20            2.17           0.34          11.38
December 10, 1996 to June 30,
  1997 (d).....................    10.93     10.87(b)        43,660        0.20(c)         2.78(c)        0.66(c)       18.07
INVESTOR GROWTH FUND (CLASS I)
Six Months Ended December 31,
  2001 (Unaudited).............    12.13     (4.94)(b)       47,593        0.22(c)         1.93(c)        0.22(c)        3.02
Year Ended June 30, 2001.......    13.06     (6.02)          53,171        0.20            2.38           0.20           7.43
Year Ended June 30, 2000.......    15.33     10.17           73,483        0.20            2.77           0.23          28.66
Year Ended June 30, 1999.......    14.39     16.84          100,566        0.20            2.57           0.31          14.62
Year Ended June 30, 1998.......    13.39     23.81           86,355        0.20            1.04           0.36           4.05
December 10, 1996 to June 30,
  1997 (d).....................    11.25     13.50(b)        31,318        0.20(c)         1.70(c)        0.77(c)       18.49

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED
                                  NET ASSET                AND UNREALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET           NET
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)............   $10.69       $0.22          $(0.15)        $ 0.07       $(0.22)      $(0.04)        $(0.26)
  Year Ended June 30, 2001......    11.07        0.49           (0.11)          0.38        (0.49)       (0.27)         (0.76)
  Year Ended June 30, 2000......    11.18        0.49           (0.03)          0.46        (0.49)       (0.08)         (0.57)
  Year Ended June 30, 1999......    11.04        0.44            0.29           0.73        (0.46)       (0.13)         (0.59)
  Year Ended June 30, 1998......    10.32        0.43            0.82           1.25        (0.43)       (0.10)         (0.53)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.22            0.32           0.54        (0.22)          --          (0.22)
INVESTOR BALANCED FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)............    11.44        0.20           (0.33)         (0.13)       (0.20)       (0.04)         (0.24)
  Year Ended June 30, 2001......    12.52        0.43           (0.53)         (0.10)       (0.43)       (0.55)         (0.98)
  Year Ended June 30, 2000......    12.24        0.47            0.30           0.77        (0.46)       (0.03)         (0.49)
  Year Ended June 30, 1999......    11.83        0.42            0.79           1.21        (0.48)       (0.32)         (0.80)
  Year Ended June 30, 1998......    10.66        0.34            1.39           1.73        (0.34)       (0.22)         (0.56)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.17            0.66           0.83        (0.17)          --          (0.17)
INVESTOR GROWTH & INCOME FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)............    12.33        0.16           (0.55)         (0.39)       (0.16)       (0.09)         (0.25)
  Year Ended June 30, 2001......    13.96        0.36           (0.83)         (0.47)       (0.37)       (0.79)         (1.16)
  Year Ended June 30, 2000......    13.40        0.39            0.65           1.04        (0.39)       (0.09)         (0.48)
  Year Ended June 30, 1999......    12.69        0.36            1.27           1.63        (0.45)       (0.47)         (0.92)
  Year Ended June 30, 1998......    11.02        0.22            1.95           2.17        (0.22)       (0.28)         (0.50)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.12            1.02           1.14        (0.12)          --          (0.12)
INVESTOR GROWTH FUND (CLASS A)
  Six Months Ended December 31,
    2001 (Unaudited)............    12.97        0.10           (0.76)         (0.66)       (0.10)       (0.16)         (0.26)
  Year Ended June 30, 2001......    15.25        0.25           (1.11)         (0.86)       (0.23)       (1.19)         (1.42)
  Year Ended June 30, 2000......    14.30        0.33            1.09           1.42        (0.31)       (0.16)         (0.47)
  Year Ended June 30, 1999......    13.33        0.29            1.74           2.03        (0.40)       (0.66)         (1.06)
  Year Ended June 30, 1998......    11.21        0.10            2.47           2.57        (0.10)       (0.35)         (0.45)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.07            1.21           1.28        (0.07)          --          (0.07)

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                                     ------------------------------------------
                                                                                         NET                        RATIO OF
                                               NET ASSET                               ASSETS,      RATIO OF     NET INVESTMENT
                                                VALUE,              TOTAL              END OF      EXPENSES TO     INCOME TO
                                                END OF             RETURN              PERIOD        AVERAGE        AVERAGE
                                                PERIOD     (EXCLUDES SALES CHARGE)     (000'S)     NET ASSETS      NET ASSETS
                                               ---------   -----------------------   -----------   -----------   --------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)................................   $10.50               0.67%(b)         $ 57,141        0.47%(c)        4.25%(c)
Year Ended June 30, 2001.....................    10.69               3.48               39,651        0.45            4.49
Year Ended June 30, 2000.....................    11.07               4.27               31,225        0.45            4.46
Year Ended June 30, 1999.....................    11.18               6.77               29,714        0.45            4.07
Year Ended June 30, 1998.....................    11.04              12.38               12,538        0.45            4.12
December 10, 1996 to June 30, 1997 (d).......    10.32               5.46(b)             1,299        0.47(c)         4.76(c)
INVESTOR BALANCED FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)................................    11.07              (1.12)(b)          259,630        0.46(c)         3.63(c)
Year Ended June 30, 2001.....................    11.44              (0.94)             249,797        0.45            3.66
Year Ended June 30, 2000.....................    12.52               6.43              219,684        0.45            3.82
Year Ended June 30, 1999.....................    12.24              10.70              177,336        0.45            3.27
Year Ended June 30, 1998.....................    11.83              16.62               32,605        0.45            3.01
December 10, 1996 to June 30, 1997 (d).......    10.66               8.41(b)             2,176        0.47(c)         3.78(c)
INVESTOR GROWTH & INCOME FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)................................    11.69              (3.11)(b)          350,571        0.46(c)         2.67(c)
Year Ended June 30, 2001.....................    12.33              (3.71)             372,933        0.45            2.79
Year Ended June 30, 2000.....................    13.96               7.85              299,207        0.45            2.91
Year Ended June 30, 1999.....................    13.40              13.62              245,151        0.45            1.54
Year Ended June 30, 1998.....................    12.69              20.18               39,874        0.45            1.91
December 10, 1996 to June 30, 1997 (d).......    11.02              11.50(b)             4,262        0.46(c)         2.67(c)
INVESTOR GROWTH FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)................................    12.05              (5.02)(b)          200,635        0.47(c)         1.68(c)
Year Ended June 30, 2001.....................    12.97              (6.27)             197,065        0.45            1.81
Year Ended June 30, 2000.....................    15.25              10.04              140,449        0.45            2.25
Year Ended June 30, 1999.....................    14.30              16.40              100,789        0.45            2.08
Year Ended June 30, 1998.....................    13.33              23.44               55,057        0.45            0.78
December 10, 1996 to June 30, 1997 (d).......    11.21              12.84(b)             4,439        0.46(c)         1.82(c)

                                               RATIOS/SUPPLEMENTARY DATA
                                               --------------------------

                                                RATIO OF
                                               EXPENSES TO
                                                 AVERAGE      PORTFOLIO
                                               NET ASSETS*   TURNOVER (a)
                                               -----------   ------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)................................     0.47%(c)      2.34%
Year Ended June 30, 2001.....................     0.45           7.82
Year Ended June 30, 2000.....................     0.51          23.76
Year Ended June 30, 1999.....................     0.67           9.73
Year Ended June 30, 1998.....................     0.82           3.22
December 10, 1996 to June 30, 1997 (d).......     3.05(c)       28.46
INVESTOR BALANCED FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)................................     0.46(c)        7.24
Year Ended June 30, 2001.....................     0.45           7.13
Year Ended June 30, 2000.....................     0.50          20.99
Year Ended June 30, 1999.....................     0.61          13.51
Year Ended June 30, 1998.....................     0.66           9.71
December 10, 1996 to June 30, 1997 (d).......     1.12(c)       12.20
INVESTOR GROWTH & INCOME FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)................................     0.46(c)        5.09
Year Ended June 30, 2001.....................     0.45           6.15
Year Ended June 30, 2000.....................     0.50          21.50
Year Ended June 30, 1999.....................     0.62          17.87
Year Ended June 30, 1998.....................     0.67          11.38
December 10, 1996 to June 30, 1997 (d).......     1.26(c)       18.07
INVESTOR GROWTH FUND (CLASS A)
Six Months Ended December 31, 2001
  (Unaudited)................................     0.47(c)        3.02
Year Ended June 30, 2001.....................     0.45           7.43
Year Ended June 30, 2000.....................     0.51          28.66
Year Ended June 30, 1999.....................     0.66          14.62
Year Ended June 30, 1998.....................     0.70           4.05
December 10, 1996 to June 30, 1997 (d).......     1.62(c)       18.49

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED
                                  NET ASSET                AND UNREALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET           NET
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)............   $10.69       $0.18          $(0.15)        $ 0.03       $(0.18)      $(0.04)        $(0.22)
  Year Ended June 30, 2001......    11.08        0.41           (0.12)          0.29        (0.41)       (0.27)         (0.68)
  Year Ended June 30, 2000......    11.19        0.41           (0.03)          0.38        (0.41)       (0.08)         (0.49)
  Year Ended June 30, 1999......    11.05        0.36            0.29           0.65        (0.38)       (0.13)         (0.51)
  Year Ended June 30, 1998......    10.33        0.37            0.81           1.18        (0.36)       (0.10)         (0.46)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.19            0.33           0.52        (0.19)          --          (0.19)
INVESTOR BALANCED FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)............    11.43        0.16           (0.33)         (0.17)       (0.16)       (0.04)         (0.20)
  Year Ended June 30, 2001......    12.51        0.35           (0.53)         (0.18)       (0.35)       (0.55)         (0.90)
  Year Ended June 30, 2000......    12.24        0.37            0.30           0.67        (0.37)       (0.03)         (0.40)
  Year Ended June 30, 1999......    11.82        0.33            0.81           1.14        (0.40)       (0.32)         (0.72)
  Year Ended June 30, 1998......    10.65        0.26            1.39           1.65        (0.26)       (0.22)         (0.48)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.16            0.65           0.81        (0.16)          --          (0.16)
INVESTOR GROWTH & INCOME FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)............    12.28        0.11           (0.54)         (0.43)       (0.11)       (0.09)         (0.20)
  Year Ended June 30, 2001......    13.91        0.27           (0.84)         (0.57)       (0.27)       (0.79)         (1.06)
  Year Ended June 30, 2000......    13.36        0.29            0.64           0.93        (0.29)       (0.09)         (0.38)
  Year Ended June 30, 1999......    12.64        0.26            1.29           1.55        (0.36)       (0.47)         (0.83)
  Year Ended June 30, 1998......    11.00        0.14            1.92           2.06        (0.14)       (0.28)         (0.42)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.09            1.00           1.09        (0.09)          --          (0.09)
INVESTOR GROWTH FUND (CLASS B)
  Six Months Ended December 31,
    2001 (Unaudited)............    13.01        0.06           (0.76)         (0.70)       (0.06)       (0.16)         (0.22)
  Year Ended June 30, 2001......    15.35        0.17           (1.14)         (0.97)       (0.18)       (1.19)         (1.37)
  Year Ended June 30, 2000......    14.44        0.24            1.07           1.31        (0.24)       (0.16)         (0.40)
  Year Ended June 30, 1999......    13.47        0.20            1.76           1.96        (0.33)       (0.66)         (0.99)
  Year Ended June 30, 1998......    11.34        0.02            2.48           2.50        (0.02)       (0.35)         (0.37)
  December 10, 1996 to June 30,
    1997 (d)....................    10.00        0.04            1.34           1.38        (0.04)          --          (0.04)

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTARY DATA
                                                                     ------------------------------------------
                                                                         NET                        RATIO OF
                               NET ASSET                               ASSETS,      RATIO OF     NET INVESTMENT
                                VALUE,              TOTAL              END OF      EXPENSES TO     INCOME TO
                                END OF             RETURN              PERIOD        AVERAGE        AVERAGE
                                PERIOD     (EXCLUDES SALES CHARGE)     (000'S)     NET ASSETS      NET ASSETS
                               ---------   -----------------------   -----------   -----------   --------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS B)
Six Months Ended December 31,
  2001 (Unaudited)...........   $10.50               0.29%(b)         $145,218        1.22%(c)        3.44%(c)
Year Ended June 30, 2001.....    10.69               2.62              131,026        1.20            3.73
Year Ended June 30, 2000.....    11.08               3.48              117,926        1.20            3.70
Year Ended June 30, 1999.....    11.19               6.10              121,348        1.20            3.33
Year Ended June 30, 1998.....    11.05              11.53               39,489        1.20            3.37
December 10, 1996 to June 30,
  1997 (d)...................    10.33               5.30(b)             2,616        1.21(c)         4.06(c)
INVESTOR BALANCED FUND (CLASS B)
Six Months Ended December 31,
  2001 (Unaudited)...........    11.06              (1.49)(b)          385,300        1.21(c)         2.87(c)
Year Ended June 30, 2001.....    11.43              (1.66)             367,716        1.20            2.92
Year Ended June 30, 2000.....    12.51               5.58              298,942        1.20            3.04
Year Ended June 30, 1999.....    12.24              10.01              229,671        1.20            2.78
Year Ended June 30, 1998.....    11.82              15.85               70,463        1.20            2.26
December 10, 1996 to June 30,
  1997 (d)...................    10.65               8.22(b)             5,672        1.22(c)         2.93(c)
INVESTOR GROWTH & INCOME FUND (CLASS B)
Six Months Ended December 31,
  2001 (Unaudited)...........    11.65              (3.40)(b)          504,947        1.21(c)         1.97(c)
Year Ended June 30, 2001.....    12.28              (4.41)             487,342        1.20            2.05
Year Ended June 30, 2000.....    13.91               7.04              362,151        1.20            2.13
Year Ended June 30, 1999.....    13.36              12.93              221,088        1.20            2.12
Year Ended June 30, 1998.....    12.64              19.13               85,468        1.20            1.15
December 10, 1996 to June 30,
  1997 (d)...................    11.00              11.02(b)             8,896        1.21(c)         1.94(c)
INVESTOR GROWTH FUND (CLASS B)
Six Months Ended December 31,
  2001 (Unaudited)...........    12.09              (5.37)(b)          439,095        1.22(c)         0.94(c)
Year Ended June 30, 2001.....    13.01              (6.97)             429,869        1.20            1.08
Year Ended June 30, 2000.....    15.35               9.14              302,162        1.20            1.41
Year Ended June 30, 1999.....    14.44              15.57              168,823        1.20            1.44
Year Ended June 30, 1998.....    13.47              22.52               70,515        1.20            0.04
December 10, 1996 to June 30,
  1997 (d)...................    11.34              13.88(b)             7,651        1.20(c)         0.97(c)

                               RATIOS/SUPPLEMENTARY DATA
                               --------------------------

                                RATIO OF
                               EXPENSES TO
                                 AVERAGE      PORTFOLIO
                               NET ASSETS*   TURNOVER (a)
                               -----------   ------------
INVESTOR CONSERVATIVE GROWTH
Six Months Ended December 31,
  2001 (Unaudited)...........     1.22%(c)       2.34%
Year Ended June 30, 2001.....     1.20           7.82
Year Ended June 30, 2000.....     1.23          23.76
Year Ended June 30, 1999.....     1.32           9.73
Year Ended June 30, 1998.....     1.47           3.22
December 10, 1996 to June 30,
  1997 (d)...................     3.52(c)       28.46
INVESTOR BALANCED FUND (CLASS
Six Months Ended December 31,
  2001 (Unaudited)...........     1.21(c)        7.24
Year Ended June 30, 2001.....     1.20           7.13
Year Ended June 30, 2000.....     1.22          20.99
Year Ended June 30, 1999.....     1.26          13.51
Year Ended June 30, 1998.....     1.31           9.71
December 10, 1996 to June 30,
  1997 (d)...................     1.73(c)       12.20
INVESTOR GROWTH & INCOME FUND
Six Months Ended December 31,
  2001 (Unaudited)...........     1.21(c)        5.09
Year Ended June 30, 2001.....     1.20           6.15
Year Ended June 30, 2000.....     1.22          21.50
Year Ended June 30, 1999.....     1.27          17.87
Year Ended June 30, 1998.....     1.32          11.38
December 10, 1996 to June 30,
  1997 (d)...................     1.89(c)       18.07
INVESTOR GROWTH FUND (CLASS B
Six Months Ended December 31,
  2001 (Unaudited)...........     1.22(c)        3.02
Year Ended June 30, 2001.....     1.20           7.43
Year Ended June 30, 2000.....     1.23          28.66
Year Ended June 30, 1999.....     1.31          14.62
Year Ended June 30, 1998.....     1.35           4.50
December 10, 1996 to June 30,
  1997 (d)...................     2.18(c)       18.49

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED
                                  NET ASSET                AND UNREALIZED     TOTAL
                                   VALUE,        NET           GAINS           FROM         NET           NET
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT    REALIZED         TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME        GAINS      DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS C)
  Six Months Ended December 31,
    2001 (Unaudited)............   $10.68       $0.18          $(0.15)        $ 0.03       $(0.18)      $(0.04)        $(0.22)
  Year Ended June 30, 2001......    11.06        0.41           (0.11)          0.30        (0.41)       (0.27)         (0.68)
  Year Ended June 30, 2000......    11.17        0.41           (0.03)          0.38        (0.41)       (0.08)         (0.49)
  Year Ended June 30, 1999......    11.03        0.36            0.29           0.65        (0.38)       (0.13)         (0.51)
  July 1, 1997 to June 30, 1998
    (d).........................    10.33        0.35            0.81           1.16        (0.36)       (0.10)         (0.46)
INVESTOR BALANCED FUND (CLASS C)
  Six Months Ended December 31,
    2001 (Unaudited)............    11.38        0.15           (0.33)         (0.18)       (0.16)       (0.04)         (0.20)
  Year Ended June 30, 2001......    12.46        0.34           (0.53)         (0.19)       (0.34)       (0.55)         (0.89)
  Year Ended June 30, 2000......    12.19        0.37            0.30           0.67        (0.37)       (0.03)         (0.40)
  Year Ended June 30, 1999......    11.77        0.32            0.81           1.13        (0.39)       (0.32)         (0.71)
  July 1, 1997 to June 30, 1998
    (d).........................    10.63        0.26            1.37           1.63        (0.27)       (0.22)         (0.49)
INVESTOR GROWTH & INCOME FUND (CLASS C)
  Six Months Ended December 31,
    2001 (Unaudited)............    12.18        0.11           (0.53)         (0.42)       (0.12)       (0.09)         (0.21)
  Year Ended June 30, 2001......    13.80        0.28           (0.84)         (0.56)       (0.27)       (0.79)         (1.06)
  Year Ended June 30, 2000......    13.25        0.29            0.64           0.93        (0.29)       (0.09)         (0.38)
  Year Ended June 30, 1999......    12.54        0.26            1.28           1.54        (0.36)       (0.47)         (0.83)
  July 1, 1997 to June 30, 1998
    (d).........................    10.93        0.14            1.90           2.04        (0.15)       (0.28)         (0.43)
INVESTOR GROWTH FUND (CLASS C)
  Six Months Ended December 31,
    2001 (Unaudited)............    12.86        0.06           (0.76)         (0.70)       (0.06)       (0.16)         (0.22)
  Year Ended June 30, 2001......    15.19        0.18           (1.14)         (0.96)       (0.18)       (1.19)         (1.37)
  Year Ended June 30, 2000......    14.30        0.24            1.05           1.29        (0.24)       (0.16)         (0.40)
  Year Ended June 30, 1999......    13.34        0.18            1.77           1.95        (0.33)       (0.66)         (0.99)
  July 1, 1997 to June 30, 1998
    (d).........................    11.25        0.02            2.45           2.47        (0.03)       (0.35)         (0.38)

------------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                                     ----------------------------

                                               NET ASSET                                               RATIO OF
                                                VALUE,              TOTAL             NET ASSETS,     EXPENSES TO
                                                END OF             RETURN                END OF         AVERAGE
                                                PERIOD     (EXCLUDES SALES CHARGE)   PERIOD (000'S)   NET ASSETS
                                               ---------   -----------------------   --------------   -----------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS C)
Six Months Ended December 31, 2001
 (Unaudited).................................   $10.49               0.30%(b)            $8,718          1.22%(c)
Year Ended June 30, 2001.....................    10.68               2.72                 7,336          1.20
Year Ended June 30, 2000.....................    11.06               3.48                 7,207          1.20
Year Ended June 30, 1999.....................    11.17               6.00                 8,742          1.20
July 1, 1997 to June 30, 1998 (d)............    11.03              11.48                 3,788          1.20

INVESTOR BALANCED FUND (CLASS C)
Six Months Ended December 31,
 2001(Unaudited).............................    11.00              (1.57)(b)            19,547          1.21(c)
Year Ended June 30, 2001.....................    11.38              (1.67)               17,397          1.20
Year Ended June 30, 2000.....................    12.46               5.59                16,095          1.20
Year Ended June 30, 1999.....................    12.19              10.04                14,963          1.20
July 1, 1997 to June 30, 1998 (d)............    11.77              15.66                 6,653          1.20

INVESTOR GROWTH & INCOME FUND (CLASS C)
Six Months Ended December 31,
 2001(Unaudited).............................    11.55              (3.41)(b)            21,781          1.21(c)
Year Ended June 30, 2001.....................    12.18              (4.40)               18,361          1.20
Year Ended June 30, 2000.....................    13.80               7.10                16,944          1.20
Year Ended June 30, 1999.....................    13.25              12.94                12,347          1.20
July 1, 1997 to June 30, 1998 (d)............    12.54              19.08                 6,429          1.20

INVESTOR GROWTH FUND (CLASS C)
Six Months Ended December 31,
 2001(Unaudited).............................    11.94              (5.42)(b)            20,346          1.22(c)
Year Ended June 30, 2001.....................    12.86              (7.01)               18,900          1.20
Year Ended June 30, 2000.....................    15.19               9.08                19,404          1.20
Year Ended June 30, 1999.....................    14.30              15.65                15,071          1.20
July 1, 1997 to June 30, 1998 (d)............    13.34              22.42                 8,772          1.20

                                                        RATIOS/SUPPLEMENTARY DATA
                                               -------------------------------------------
                                                  RATIO OF
                                               NET INVESTMENT    RATIO OF
                                                 INCOME TO      EXPENSES TO
                                                  AVERAGE         AVERAGE      PORTFOLIO
                                                 NET ASSETS     NET ASSETS*   TURNOVER (a)
                                               --------------   -----------   ------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS C)
Six Months Ended December 31, 2001
 (Unaudited).................................       3.46%(c)       1.22%(c)       2.34%
Year Ended June 30, 2001.....................       3.75           1.20           7.82
Year Ended June 30, 2000.....................       3.70           1.23          23.76
Year Ended June 30, 1999.....................       3.32           1.33           9.73
July 1, 1997 to June 30, 1998 (d)............       3.39           1.47           3.22
INVESTOR BALANCED FUND (CLASS C)
Six Months Ended December 31,
 2001(Unaudited).............................       2.89(c)        1.21(c)        7.24
Year Ended June 30, 2001.....................       2.93           1.20           7.13
Year Ended June 30, 2000.....................       3.08           1.22          20.99
Year Ended June 30, 1999.....................       2.85           1.26          13.51
July 1, 1997 to June 30, 1998 (d)............       2.24           1.30           9.71
INVESTOR GROWTH & INCOME FUND (CLASS C)
Six Months Ended December 31,
 2001(Unaudited).............................       2.00(c)        1.21(c)        5.09
Year Ended June 30, 2001.....................       2.10           1.20           6.15
Year Ended June 30, 2000.....................       2.18           1.22          21.50
Year Ended June 30, 1999.....................       2.20           1.27          17.87
July 1, 1997 to June 30, 1998 (d)............       1.14           1.31          11.38
INVESTOR GROWTH FUND (CLASS C)
Six Months Ended December 31,
 2001(Unaudited).............................       0.95(c)        1.22(c)        3.02
Year Ended June 30, 2001.....................       1.23           1.20           7.43
Year Ended June 30, 2000.....................       1.52           1.23          28.66
Year Ended June 30, 1999.....................       1.50           1.31          14.62
July 1, 1997 to June 30, 1998 (d)............       0.04           1.35           4.05

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2001
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (individually a "Fund", collectively the "Funds") only.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments in One Group Mutual Funds (the "Underlying Funds") are valued at the current day's closing net asset value per share.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly, except for the Investor Conservative Growth Fund, which is declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

                                       20
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Class S, Administrative Class, and Service Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average daily net assets of the Funds.

   The Trust and One Group Administrative Services, Inc. (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets over $1 billion.

   The Trust and The One Group Services Company (the "Distributor" and the "Prior Administrator") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has contractually agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the six months ended December 31, 2001, the Distributor received $5,448,747 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which, the Distributor re-allowed $5,337,431 to affiliated broker-dealers of the Funds.

   The Advisor and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

    FUND                                                          CLASS I    CLASS A    CLASS B    CLASS C
    ----                                                          -------    -------    -------    -------
    Investor Growth Fund........................................   .25%        .50%      1.25%      1.25%

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

                                       21
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended December 31, 2001, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------    -------
    Investor Conservative Growth................................  $ 37,976     $ 5,768
    Investor Balanced...........................................   100,248      49,838
    Investor Growth & Income....................................   112,181      51,082
    Investor Growth.............................................    68,209      19,977

6. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of December 31, 2001, Investor Growth & Income had $4,600,000 outstanding under this agreement.

7. SPECIAL MEETING OF SHAREHOLDERS:

   A Special Meeting of Shareholders of the One Group Mutual Funds was held on September 14, 2001. At the meeting, shareholders voted and approved the following proposals:

   Amend each Fund's fundamental policy concerning diversification.

    FUND                                                    FOR        AGAINST    ABSTAIN      TOTAL
    ----                                                 ----------    -------    -------    ----------
    Investor Conservative Growth.......................  12,125,870    150,833    136,698    12,413,401
    Investor Balanced..................................  30,809,985    343,848    492,821    31,646,654
    Investor Growth & Income...........................  51,861,096    610,152    680,675    53,151,923
    Investor Growth....................................  27,793,091    327,761    447,393    28,568,245

   Amend each Fund's fundamental policy concerning making loans.

    FUND                                                    FOR        AGAINST    ABSTAIN      TOTAL
    ----                                                 ----------    -------    -------    ----------
    Investor Conservative Growth.......................  12,072,411    199,905    141,085    12,413,401
    Investor Balanced..................................  30,743,526    407,918    495,210    31,646,654
    Investor Growth & Income...........................  51,786,151    660,926    704,846    53,151,923
    Investor Growth....................................  27,849,525    336,449    382,271    28,568,245

   Amend each Fund's fundamental policy concerning borrowing money.

    FUND                                                    FOR        AGAINST    ABSTAIN      TOTAL
    ----                                                 ----------    -------    -------    ----------
    Investor Conservative Growth.......................  12,073,506    183,677    156,218    12,413,401
    Investor Balanced..................................  30,699,138    441,790    505,726    31,646,654
    Investor Growth & Income...........................  51,786,657    667,009    698,257    53,151,923
    Investor Growth....................................  27,784,269    368,855    415,121    28,568,245

                                       22
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

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

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with BANK
 ONE CORPORATION. Affiliates of
 BANK ONE CORPORATION receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-044-SAN (2/02)

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